10-K Property and Equipment, net - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 40,460	$ 41,533	$ 80,816	$ 87,908	$ 179,843	$ 85,250
Leasehold improvements written off					26,961
Property and equipment, net	$ 1,512,202		$ 1,512,202		1,422,293	$ 499,462
Leasehold improvements
Property, Plant and Equipment [Line Items]
Depreciation written off					7,426
Property and equipment, net					$ 0